Derivative Contracts (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Instruments
The following table summarizes information on the location and amounts of derivative fair values on the consolidated balance sheet as at June 30, 2023 and December 31, 2022:

		As at June 30, 2023		As at December 31, 2022
Derivatives Not Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts (1)	Derivative assets	$670.6	$7.2	$945.8	$41.9
Foreign Exchange Contracts	Derivative liabilities	$1,213.4	$(13.4)	$729.5	$(3.2)
Loss Portfolio Transfer Liability - Embedded Derivative (2)	Derivative liabilities	—	$(23.4)	—	(31.7)
 ______________
(1)Fair value is net of $2.7 million of cash collateral (December 31, 2022 — $3.7 million).
(2)    The LPT contains an embedded derivative within the contract in relation to the variable interest crediting rate.

		As at June 30, 2023		As at December 31, 2022
Derivatives Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivative assets	$54.7	$10.0	$109.7	$14.3

Gain/(Loss) Recognized in Income on Derivative
The following table provides the unrealized and realized gains/(losses) recorded in the consolidated statements of operations and other comprehensive income for derivatives that are not designated or designated as hedging instruments under ASC 815 — “Derivatives and Hedging” for the six months ended June 30, 2023 and 2022:

		For the Six Months Ended
	Location of Gain/(Loss) Recognized on Derivatives	June 30, 2023	June 30, 2022
Derivatives not designated as hedges		($ in millions)
Foreign Exchange Contracts	Change in Fair Value of Derivatives	19.6	(84.9)

Derivatives designated as hedges
Foreign Exchange Contracts	General, administrative and corporate expenses in consolidated statement of operations	(3.7)	2.8
Foreign Exchange Contracts	Net change from current period hedged transactions in other comprehensive income	(4.3)	(6.4)